Summary of Nature of Errors Correction Explanations are Provided Following Each of Financial statements Affected (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Exploration expense	$ (1,801)		$ (1,871)	$ (1,541)	$ (1,833)		$ (2,824)	$ (1,280)	$ (1,020)	$ (3,374)	$ (2,300)	$ (5,245)	$ (5,124)	$ (8,838)	$ (11,950)	[1]	$ (7,090)	[1]
Unrealized gain (loss) on warrant derivative	3,785		249	(1,641)	432		4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800	(600)	9,786	[2]	344	[2]
Interest expense	(1,198)		(19)	(34)	(92)		(806)	(2,186)	(3,553)	(126)	(5,739)	(145)	(6,545)	(1,590)	(7,159)	[3]	(3,787)	[3]
Debt conversion expense			(946)	20	(2,422)					(2,402)		(3,348)		(3,645)
Loss on early extinguishment of debt								(13,132)			(13,132)		(13,132)	(5,425)	(13,132)	[4]
Income tax (expense) benefit	(39)	90	(1,723)	1,022	1,220	(124)	(214)	(260)	(459)	2,242	(719)	519	(933)	609	(1,057)	[5]	184	[5]
NET INCOME FROM EQUITY AFFILIATE	49,471	7,745	20,299	22,829	16,896	18,235	18,476	18,284	18,456	39,725	36,740	60,024	55,216	67,769	73,451		66,291
Income (loss) from discontinued operations	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245		1,760
Non controlling interest	(9,932)	(1,511)	(4,050)	(4,540)	(3,322)	(3,527)	(3,592)	(3,639)	(3,419)	(7,862)	(7,058)	(11,912)	(10,650)	(13,423)	(14,177)		(12,670)
Net income attributable to Harvest	36,097	(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)	55,960		14,375
Basic earnings (loss) per share	$ 0.92	$ (0.59)	$ 0.15	$ 0.17	$ (0.03)	$ (1.30)	$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94	$ (0.33)	$ 1.64		$ 0.43
Diluted earnings (loss) per share	$ 0.91	$ (0.59)	$ 0.15	$ 0.15	$ (0.02)	$ (1.30)	$ 0.28	$ 2.73	$ (0.10)	$ 0.13	$ 2.64	$ 0.30	$ 2.52	$ (0.33)	$ 1.64	[6]	$ 0.39	[6]
Scenario, Adjustment [Member]
Exploration expense			(378)	(430)	(492)	(600)	(1,375)	3,210	(110)	(922)	3,100	(1,300)	1,725
Impairment expense								(3,335)
Unrealized gain (loss) on warrant derivative			249	(1,641)	432	986	4,256	7,060	(2,516)	(1,209)	4,544	(960)	8,800
Interest expense					302			(482)	(1,341)	302	(1,823)	302	(1,823)
Debt conversion expense			12									12
Loss on early extinguishment of debt								(3,450)			(3,450)		(3,450)
Income tax (expense) benefit			(597)	596		(12)	12		(237)	596	(237)	(1)	(225)
NET INCOME FROM EQUITY AFFILIATE			67	168	138			38	(38)	306		373
Income (loss) from discontinued operations			595	(595)						(595)
Non controlling interest			(14)	(33)	(28)			(8)	8	(61)		(75)
Net income attributable to Harvest			$ (66)	$ (1,935)	$ 352	$ 374	$ 2,893	$ 3,033	$ (4,234)	$ (1,583)	$ (1,201)	$ (1,649)	$ 1,692
Basic earnings (loss) per share				$ (0.05)	$ 0.01	$ 0.01	$ 0.08	$ 0.09	$ (0.13)	$ (0.05)	$ (0.03)	$ (0.04)	$ 0.05
Diluted earnings (loss) per share				$ (0.05)	$ 0.01	$ 0.01	$ 0.08	$ 0.50	$ (0.12)	$ (0.04)	$ 0.37	$ (0.04)	$ 0.04

[1]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[2]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
[3]	The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. The corrected fair value of the Warrants at inception exceeds the original valuation by $3,878 thousand. As a result of this change in the fair value of the Warrants, the original discount allocated to the debt was understated by approximately $3,878 thousand; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding. For 2011, income tax expense of $237 thousand was improperly classified as interest expense.
[4]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[5]	Represents income tax improperly classified as interest expense.
[6]	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.